Consolidated Statements of Comprehensive Income (Loss) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Revenue	₩ 29,878,043	₩ 24,261,561	₩ 23,475,567
Cost of sales	(24,572,939)	(21,626,339)	(21,607,240)
Gross profit	5,305,104	2,635,222	1,868,327
Selling expenses	(933,043)	(817,611)	(1,057,753)
Administrative expenses	(919,409)	(755,340)	(947,978)
Research and development expenses	(1,222,044)	(1,098,736)	(1,221,978)
Other income	1,252,135	1,784,646	1,267,251
Other expenses	(1,280,859)	(1,999,280)	(3,097,743)
Finance income	425,835	438,786	276,732
Finance costs	(916,614)	(802,678)	(443,247)
Equity in income of equity accounted investees, net	7,780	12,545	12,147
Profit (loss) before income tax	1,718,885	(602,446)	(3,344,242)
Income tax expense (benefit)	385,341	(526,299)	(472,164)
Profit (loss) for the year	1,333,544	(76,147)	(2,872,078)
Other comprehensive income (loss) Items that will never be reclassified to profit or loss
Remeasurements of net defined benefit liabilities	(163,363)	110,404	93,405
Other comprehensive income (loss) from associates	(84)	39	238
Items that will never be reclassified to profit or loss	(163,447)	110,443	93,643
Other comprehensive income (loss), Items that are or may be reclassified to profit or loss
Loss on valuation of derivative	(9,227)
Foreign currency translation differences for foreign operations	869,789	48,181	106,690
Other comprehensive income (loss) from associates	4,497	(210)	3,925
Items that are or may be reclassified to profit or loss	865,059	47,971	110,615
Other comprehensive income for the year, net of income tax	701,612	158,414	204,258
Total comprehensive income (loss) for the year (Restated)	2,035,156	82,267	(2,667,820)
Profit (loss) attributable to:
Owners of the Controlling Company	1,186,182	(94,853)	(2,829,705)
Non-controlling interests	147,362	18,706	(42,373)
Profit (loss) for the year	1,333,544	(76,147)	(2,872,078)
Total comprehensive income (loss) attributable to:
Owners of the Controlling Company	1,723,323	54,219	(2,636,948)
Non-controlling interests	311,833	28,048	(30,872)
Total comprehensive income (loss) for the year (Restated)	₩ 2,035,156	₩ 82,267	₩ (2,667,820)
Earnings (loss) per share (in won)
Basic earnings (loss) per share	₩ 3,315	₩ (265)	₩ (7,908)
Diluted earnings (loss) per share	₩ 3,130	₩ (265)	₩ (7,908)